Supplement Dated November 11, 2002
To the Prospectus of Vintage Mutual Funds, Inc.
Dated July 29, 2002

Vintage Mutual Funds, Inc. and Investors Management Group, Ltd. have relocated to the following address:

1415 28th Street, Suite 200

West Des Moines, Iowa 50266